Financial Instruments - Schedule of Measurement and Reconciliation of Financial Liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments - Schedule of Measurement and Reconciliation of Financial Liabilities (Details) [Line Items]
Balance		R$ 290,944	R$ 78,214
Additions		35,846	223,230
Payments		(9,898)	(10,500)
Derecognition of Mercos deferred and contingent consideration		(62,745)
Transfer of contingent consideration to Amortized Cost		(97,725)
Balance			R$ 290,944
Previously Stated [Member]
Financial Instruments - Schedule of Measurement and Reconciliation of Financial Liabilities (Details) [Line Items]
Balance	R$ 156,422
Additions	29,282
Transfer to equity (converted in shares)	(35,410)
Write off in the P&L	(3,933)
Balance	R$ 146,361	R$ 156,422